ACQUISITIONS - INTTRA Inc. (Details) - USD ($) $ in Thousands	Nov. 26, 2018	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Net assets:
Goodwill		$ 752,701	$ 752,756	$ 482,378	$ 315,399
INTTRA Inc
Net assets:
Total identifiable intangible assets	$ 114,398
Cash and cash equivalents	16,496
Accounts receivable	4,970
Prepaid expenses and other current assets	2,068
Fixed assets	2,101
Other non-current assets	497
Total tangible assets	26,132
Goodwill	150,089
Total assets	290,619
Accounts payable	2,361
Accrued expenses and other liabilities	16,589
Deferred revenue	4,895
Other long-term liabilities	14,845
Total liabilities assumed	38,690
Net assets acquired	251,929
Purchase consideration	$ 251,900
Weighted average amortization period	10 years 10 months 24 days
INTTRA Inc | Trade name
Net assets:
Total identifiable intangible assets	$ 8,842
Estimated useful life , Intangible assets	15 years
INTTRA Inc | Customer relationships
Net assets:
Total identifiable intangible assets	$ 76,142
Estimated useful life , Intangible assets	12 years
INTTRA Inc | Technology
Net assets:
Total identifiable intangible assets	$ 29,414
Estimated useful life , Intangible assets	7 years